Income taxes - Schedule of Cash Paid for Income Taxes, Net of Refunds Received (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes Paid, Net [Abstract]
Germany - Federal	€ 234	€ (1,530)	€ 32,946
Foreign	34	12	39
Total income taxes paid/(net of refunds received)	€ 268	€ (1,518)	€ 32,985